Significant Accounting Policies - Summary of Contract Assets and Contract Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Contract With Customer Asset And Liability [Line Items]
Contract liabilities		$ 2,246	$ 2,393
Prepaid expenses and other assets
Contract With Customer Asset And Liability [Line Items]
Contract assets	[1]	$ 674	$ 718

[1]	Contract assets are included within prepaid expenses and other assets in our consolidated balance sheet.